Accounts Receivable, Net - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	¥ 798,622		¥ 836,435
Less: allowance for credit losses	(632,237)		(640,394)
Accounts receivable, net	166,385	$ 23,226	196,041
Real Estate Developers [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	¥ 798,622		¥ 836,435